CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues		$ 15,524,259	$ 15,309,365	$ 11,318,065
Cost of revenues		(12,639,984)	(12,221,662)	(9,900,958)
GROSS PROFIT		2,884,275	3,087,703	1,417,107
OPERATING EXPENSES
Selling expenses		(34,766)	(139,386)	(140,517)
General and administrative expenses		(795,620)	(727,028)	(1,039,266)
Impairment losses		(656,253)
TOTAL OPERATING EXPENSES		(1,486,639)	(866,414)	(1,179,783)
INCOME FROM OPERATIONS		1,397,636	2,221,289	237,324
OTHER INCOME (EXPENSE)
Interest expenses, net of interest income		(134,004)	(153,191)	(146,295)
Other finance cost		(17,942)	(49,586)	(89,732)
Other income (expense), net		97,679	1,490	(1,492)
Total other expense, net		(54,267)	(201,287)	(237,519)
INCOME (LOSS) BEFORE INCOME TAXES		1,343,369	2,020,002	(195)
INCOME TAXES PROVISION		(380,629)	(510,670)	(4,027)
NET INCOME (LOSS)		962,740	1,509,332	(4,222)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		119,645	(73,751)	(97,961)
COMPREHENSIVE INCOME (LOSS)		$ 1,082,385	$ 1,435,581	$ (102,183)
Earnings per share - Basic	[1]	$ 0.18	$ 0.27	$ (0.00)
Earnings per share - Diluted	[1]	$ 0.18	$ 0.27	$ (0.00)
Weighted Average Number of Ordinary Shares Outstanding - Basic	[1]	5,500,000	5,500,000	5,500,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	[1]	5,500,000	5,500,000	5,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).